Details of Subsidiaries that have Material Non-Controlling Interests	9 Months Ended
Sep. 30, 2020
Disclosure of subsidiaries [abstract]
Details of Subsidiaries that have Material Non-Controlling Interests
9.	DETAILS OF SUBSIDIARIES THAT HAVE MATERIAL NON-CONTROLLING INTERESTS
There is no material change related to
non-controlling
interests for the nine months ended September 30, 2020. For related information, please refer to Note 9 to the consolidated financial statements for the year ended December 31, 2019.